Other (Income) Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Expense (Income) [Line Items]
Foreign currency (gain) loss, net	$ (2,801)	$ 2,991	$ (23,058)
Equity loss (earnings) from investments accounted for under the equity method, net	898	(1,190)	3,217
Other-than-temporary impairment of equity investment	0	0	18,869
Legal settlement	0	0	(12,500)
Costs associated with unused financing commitments	0	0	78,352
Other miscellaneous, net	(15,120)	(2,139)	(1,189)
Other (income) expense, net	(17,023)	$ (338)	63,691
Litha Joint Venture Investment
Other Expense (Income) [Line Items]
Gain on sale of business	$ 10,100
Equity Method Investments			$ 18,900